Stockholders' Equity (Deficit) - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock option activity
Options exercised	(121,250)	(18,664)
1997 Stock Option Plan
Stock option activity
Options outstanding- Beginning	8,393,000
Options granted	1,540,000
Options exercised	(121,000)
Options canceled/forfeited	(561,000)
Options outstanding- Ending	9,251,000	8,393,000
Options vested and expected to vest	9,251,000
Weighted Average Exercise Price Per Share
Options outstanding- Beginning (in dollars per share)	$ 0.53
Options granted (in dollars per share)	1.90
Options exercised (in dollars per share)	0.51
Options canceled/forfeited (in dollars per share)	0.50
Options outstanding- Ending (in dollars per share)	0.74	$ 0.53
Options vested and expected to vest (in dollars per share)	$ 0.74